SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended
	Jan. 31, 2025 Integer	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Cash Equivalents, at Carrying Value | $		$ 0	$ 0
Number of Operating Segments | Integer	1